Fees and Expenses - BNY Mellon Concentrated International ETF	Oct. 01, 2024
Prospectus [Line Items]
Expense Narrative [Text Block]

Effective October 1, 2024, the management fee payable by the fund to BNY Mellon ETF Investment Adviser, LLC, the fund's investment adviser, has been reduced from an annual rate of 0.80% to an annual rate of 0.75% of the value of the fund's average daily net assets. Accordingly, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees**	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.75%
Fee waiver and/or expense reimbursement***	0.10%
Total annual fund operating expenses (after expense reimbursement)	0.65%

* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

** Restated to reflect current management fees.

*** The Adviser has contractually agreed, until at least March 1, 2026, to assume the direct expenses of the fund so that the fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business) do not exceed 0.65% of the fund's average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the fund's board. On or after March 1, 2026, the Adviser may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$66	$219	$396	$910